Consolidated Statement of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Income Statement [Abstract]
Earnings (losses) Per share – diluted	$ 0.24	$ 0.11	$ (0.06)
Weighted Average Shares Outstanding - diluted (in Shares)	50,000,000	50,000,000	50,000,000